Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Preference shares, par value (in dollars per share)	$ 0.00002	$ 0.00002
Preference shares, authorized (in shares)	250,000,000	250,000,000
Ordinary shares, par value (in dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares, authorized (in shares)	4,750,000,000	4,750,000,000
Ordinary shares, issued (in shares)	1,669,036,600	1,669,036,600
Ordinary shares, outstanding (in shares)	1,361,886,000	1,314,798,600
Treasury stock, shares (in shares)	307,150,600	354,238,000